Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management
Gearing ratio

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Debt*	3,426,158	3,313,048	3,025,283
Cash and cash equivalent	(1,786,420)	(1,838,300)	(2,126,011)
Financial assets at fair value through profit or loss - current	(41,685)	—	—
Financial assets at amortized cost	(1,996,808)	—	—
Other financial assets - current	—	(683,812)	(31,543)
Net debt	(398,755)	790,936	867,729
Equity	8,923,580	6,721,335	5,403,227
Net debt to equity ratio	–4.5%	11.8%	16.1%
*

Debt is defined as long-term and short-term borrowings (excluding derivatives), convertible bonds, short-term and medium-term notes, and bonds payables as described in Note 30, Note 31, Note 32 and Note 33.

Foreign currency risk management

	Liabilities			Assets
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
EUR	50,601	125,171	112,827	37,800	72,181	39,619
JPY	54,166	30,422	41,976	41,589	29,245	35,237
RMB	2,757,762	2,410,284	2,714,492	2,989,434	1,765,846	1,633,433
Others	51,829	43,824	27,083	905	8,688	3,860

Foreign currency sensitivity analysis

	EUR			JPY			RMB			Others
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Profit or loss	(640)	(2,650)	(3,660)	(662)	(62)	(355)	12,193	(33,918)	(6,611)	(2,679)	(1,848)	(1,222)
Equity	(640)	(2,650)	(3,660)	(662)	(62)	(355)	12,193	(33,918)	(6,611)	(2,679)	(1,848)	(1,222)

Outstanding forward foreign exchange currency contracts

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy EUR
Less than 3 months	—	1.2019	—	—	2,080	—	—	2,500	—	—	(2)	—
Buy RMB
Less than 3 months	—	6.7622	—	—	648,364	—	—	95,881	—	—	2,111	—
							—	98,381	—	—	2,109	—

Foreign-exchange related amounts of cash flow hedges recognized in profit or loss and other comprehensive income or loss

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Other comprehensive income (loss) on cash flow hedges recognized during the year:
Total fair value (loss) gain included in other comprehensive income (loss)	(48,714)	95,185	(66,861)
Reclassified from other comprehensive income (loss) to offset foreign exchange gains or losses	84,645	(60,042)	32,234
	35,931	35,143	(34,627)
Balance of cash flow hedges reserve at beginning of the year	516	(34,627)	—
Balance of cash flow hedges reserve at end of the year	36,447	516	(34,627)

Outstanding cross currency swap contracts

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy RMB
3 months to 1 year	6.8681	6.6369	6.6592	5,852,000	1,040,000	787,000	852,663	159,163	113,450	(11,650)	3,997	(6,348)
1 year to 5 years	6.8635	6.6356	6.5830	3,675,529	5,358,000	5,140,000	535,542	819,993	740,954	(10,274)	15,679	(74,170)
Sell RMB
3 months to 1 year	6.8912	—	—	3,028,809	—	—	441,312	—	—	(1,573)	—	—
							1,829,517	979,156	854,404	(23,497)	19,676	(80,518)

Schedule of change in loss allowance due to adoption of IFRS 9

	Current	31–60 days	61–90 days	91–120 days	Over 120 days	Total
December 31, 2018	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Expected loss rate	0.1%	2%	4%	14%	44%
Trade receivables	385,633	11,174	10,742	2,508	1,996	412,053
Allowance on doubtful trade receivables	276	173	481	342	883	2,155

	Current	31–60 days	61–90 days	91–120 days	Over 120 days	Total
January 1, 2018	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Expected loss rate	0.1%	2%	4%	15%	42%
Trade receivables	394,079	9,796	1,960	732	1408	407,975
Allowance on doubtful trade receivables	343	212	79	110	591	1,335

Schedule of movement in the allowance on doubtful trade receivables

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Balance at beginning of the year	1,335	1,491	41,976
Addition in allowance on doubtful trade receivables	964	301	201
Amounts written off during the year as uncollectible	—	(19)	(39,083)
Reversal of allowance on doubtful trade receivables	(27)	(438)	(1,603)
Reclassified as held-for-sale	(117)	—	—
Balance at end of the year	2,155	1,335	1,491

Contractual maturity for non-derivative financial liabilities

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+years	Total
December 31, 2018			USD’000	USD’000	USD’000	USD’000	USD’000
Interest-bearing bank and	Fixed	2.26%	2,192	124,797	282,735	270,316	680,040
other borrowings	Floating	2.70%	215,561	190,894	1,050,020	161,621	1,618,096
Convertible bonds		3.79%	—	—	442,500	—	442,500
Bonds payable		4.52%	—	500,000	—	—	500,000
Medium-term notes		3.70%	—	226,162	—	—	226,162
Trade and other payables			911,415	15,129	36,105	2,211	964,860
Other liabilities			14,570	19,670	41,820	—	76,060
Contingent consideration			—	—	11,948	—	11,948
			1,143,738	1,076,652	1,865,128	434,148	4,519,666

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2017			USD’000	USD’000	USD’000	USD’000	USD’000
Interest-bearing bank and	Fixed	3.20%	140,338	24,757	313,497	338,632	817,224
other borrowings	Floating	2.36%	16,712	87,753	958,367	307,003	1,369,835
Convertible bonds		3.79%	—	—	442,500	—	442,500
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Finance lease payables		3.68%	434	1,308	4,935	—	6,677
Trade and other payables			880,795	5,492	161,169	3,004	1,050,460
Other liabilities			—	20,661	64,462	—	85,123
Contingent consideration			—	—	12,549	—	12,549
			1,038,279	139,971	2,683,641	648,639	4,510,530

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2016			USD’000	USD’000	USD’000	USD’000	USD’000
Interest-bearing bank and	Fixed	2.50%	130,728	6,729	131,474	384,382	653,313
other borrowings	Floating	2.62%	6,039	67,347	785,059	4,781	863,226
Convertible bonds		2.78%–3.79%	393,200	—	450,000	—	843,200
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Short-term notes		2.99%	—	90,465	—	—	90,465
Finance lease payables		3.68%	382	1,147	6,118	—	7,647
Trade and other payables			915,840	1,353	21,706	1,654	940,553
			1,446,189	167,041	2,120,519	390,817	4,124,566

Contractual maturity for non-derivative financial assets

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2018		USD’000	USD’000	USD’000	USD’000	USD’000
Trade and other receivables		837,828	—	—	—	837,828
Cash and cash equivalent, restricted cash* and financial assets at amortized cost	2.29%	2,698,067	1,293,246	—	—	3,991,313
Financial assets at fair value through profit or loss		41,805	—	—	55,472	97,277
		3,577,700	1,293,246	—	55,472	4,926,418

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2017		USD’000	USD’000	USD’000	USD’000	USD’000
Trade and other receivables		616,308	—	—	—	616,308
Cash and cash equivalent, restricted cash* & short-term investments	1.25%	2,231,089	276,723	116,282	—	2,624,094
Available for sale financial assets		—	—	—	24,844	24,844
		2,847,397	276,723	116,282	24,844	3,265,246

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2016		USD’000	USD’000	USD’000	USD’000	USD’000
Trade and other receivables		645,822	—	—	—	645,822
Cash and cash equivalent, restricted cash* & short-term investments	1.19%	2,000,717	480,379	21,125	—	2,502,221
Available for sale financial assets		—	—	—	21,966	21,966
		2,646,539	480,379	21,125	21,966	3,170,009

The amounts included above for variable interest rate instruments for both non-derivative financial assets and liabilities is subject to change if changes in variable interest rates differ to those estimates of interest rates determined at the end of the reporting period.

*	The above restricted cash exclude the cash received from government funds.

Contractual maturity for derivative financial liabilities

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
December 31, 2018	USD’000	USD’000	USD’000	USD’000	USD’000
Cross currency swap contracts— cash flow hedges
Gross settled:
— inflows	—	607,595	508,984	—	1,116,579
— (outflows)	—	(613,270)	(528,383)	—	(1,141,653)
Net settled:
— net inflows	(8,783)	—	(738)	—	(9,521)
Cross currency swap contracts
Gross settled:
— inflows	—	262,652	—	—	262,652
— (outflows)	—	(261,472)	—	—	(261,472)
	(8,783)	(4,495)	(20,137)	—	(33,415)

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
December 31, 2017	USD’000	USD’000	USD’000	USD’000	USD’000
Cross currency swap contracts— cash flow hedges
Gross settled:
— inflows	—	37,703	512,067	—	549,770
— (outflows)	—	(34,254)	(480,984)	—	(515,238)
Net settled:
— net outflows	—	2,854	20,730	—	23,584
	—	6,303	51,813	—	58,116

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
December 31, 2016	USD’000	USD’000	USD’000	USD’000	USD’000
Cross currency swap contracts— cash flow hedges
Gross settled:
— inflows	—	71,120	403,265	—	474,385
— (outflows)	—	(72,872)	(396,332)	—	(469,204)
Net settled:
— net inflows	—	(1,355)	(1,475)	—	(2,830)
	—	(3,107)	5,458	—	(2,830)